Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Consideration Paid for Acquiring Assets and Liabilities

Provisional fair values of the consideration given and of the assets and liabilities acquired are summarised below:

	Fair value	Fair value	Fair value
	2017 £m	2016 £m	2015 £m
Goodwill	77	222	100
Intangible assets	56	189	111
Property, plant and equipment	–	1	–
Current assets	3	12	9
Current liabilities	(16)	(20)	(23)
Deferred tax	(2)	(35)	(19)
Net assets acquired	118	369	178
Consideration (after taking account of £7m (2016: £10m; 2015: £3m) net cash acquired)	118	369	178
Less: consideration deferred to future years	(1)	(15)	(20)
Less: acquisition date fair value of equity interest	–	(18)	–
Net cash flow	117	336	158